Convertible note (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Jun. 29, 2023	Jun. 30, 2023	Jun. 30, 2022
Convertible note		$ 1,999,990	$ 0
Streeterville Capital LLC [Member]
Gross proceeds	$ 2,000,000
Share price (per share)	$ 0.24
Original issue discount		$ 140,000
Pincipal amount	$ 2,160,000
Interest rate		7.00%
Streeterville's fees		$ 20,000
fair value		2,003,000
Convertible note		$ 3,010
Paying Interest		105.00%